UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22777

Eaton Vance Municipal Income 2028 Term Trust

(Exact Name of Registrant as Specified in Charter)

One Post Office Square, Boston, Massachusetts 02109

(Address of Principal Executive Offices)

Deidre E. Walsh

One Post Office Square, Boston, Massachusetts 02109

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

January 31

Date of Fiscal Year End

July 31, 2026

Date of Reporting Period

Item 1. Reports to Stockholders

(a)

Eaton Vance
Municipal Income 2028 Term Trust (ETX)
Semi-Annual Report
July 31, 2026

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund's adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Semi-Annual Report July 31, 2026
Eaton Vance
Municipal Income 2028 Term Trust

Eaton Vance
Municipal Income 2028 Term Trust
July 31, 2026
Performance

Portfolio Manager(s) Craig R. Brandon, CFA and Julie Callahan, CFA
% Average Annual Total Returns[1,2]	Inception Date	Six Months	One Year	Five Years	Ten Years
Fund at NAV	03/28/2013	0.54%	3.11%	0.84%	2.44%
Fund at Market Price	—	(1.05)	5.25	(0.30)	2.94

Bloomberg 3 Year Municipal Bond Index	—	0.16%	2.16%	1.32%	1.56%

% Premium/Discount to NAV[3]
As of period end	0.55%

Distributions[4]
Total Distributions per share for the period	$0.47
Distribution Rate at NAV	5.18%
Taxable-Equivalent Distribution Rate at NAV	8.76
Distribution Rate at Market Price	5.16
Taxable-Equivalent Distribution Rate at Market Price	8.71

% Total Leverage[5]
Residual Interest Bond (RIB) Financing	3.27%
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated net of management fees and other expenses by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested in accordance with the Fund’s Dividend Reinvestment Plan. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Performance at market price will differ from performance at NAV due to variations in the Fund’s market price versus NAV, which may reflect factors such as fluctuations in supply and demand for Fund shares, changes in Fund distributions, shifting market expectations for the Fund’s future returns and distribution rates, and other considerations affecting the trading prices of closed-end funds. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

Eaton Vance
Municipal Income 2028 Term Trust
July 31, 2026
Fund Profile

Credit Quality (% of total investments)[1,2]

Footnotes:
[1]
For purposes of the Fund’s rating restrictions, ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch
Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security.
Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

[2]	The chart includes the municipal bonds held by a trust that issues residual interest bonds, consistent with the Portfolio of Investments.

Eaton Vance
Municipal Income 2028 Term Trust
July 31, 2026
Endnotes and Additional Disclosures

[1]
Bloomberg 3 Year Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities ranging from 2-4 years. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]	Performance results reflect the effects of leverage.
[3]
The shares of the Fund often trade at a discount or premium to their net asset value. The discount or premium may vary over time and may be higher or lower than what is quoted in this report. For up-to-date premium/discount information, please refer to
https://funds.eatonvance.com/closed-end-fund-prices.php.

[4]
The Distribution Rate is calculated by dividing the Fund’s last regular distribution paid per share in the period (annualized) by the Fund’s
NAV or market price (the price at which the Fund is traded on the exchange) at the end of the period. A Fund’s distributions in any period may be more or less than the net return earned by the Fund on its investments and should not be used as a measure of performance or confused with “yield” or “income.”
The Fund has adopted a policy to pay common shareholders a stable monthly distribution. A portion of the Fund’s distributions may be subject to the U.S. federal alternative minimum tax. In an effort to maintain a stable distribution amount, the Fund may pay distributions consisting of amounts characterized for U.S. federal income tax purposes as exempt-interest dividends, ordinary dividends (including qualified dividends), capital gain distributions and nondividend distributions, also known as return of capital distributions. A nondividend or return of capital distribution results from a Fund distributing more than its net investment income and net realized capital gain for a given tax period and may represent a return of some or all of the money that an investor invested in the Fund’s shares, which, like other distributions, can cause the Fund’s NAV to erode.
There is no assurance that the Fund will always be able to pay distributions of a particular size.
With each distribution, the Fund issues a notice to shareholders and a press release containing information about the amount and sources of the distribution and related information. Notices and press releases for the last 24 months are available on our website https://www.
eatonvance.com/resources/closed-end-fund-distribution-notices-19a.html.
The amounts and sources of distributions are only estimates and are not provided for tax reporting purposes. The U.S. federal income tax character of distributions paid to a shareholder is reported on IRS
Form 1099-DIV, which is provided to shareholders shortly after the end of each calendar year.
The amount of the Fund’s distributions is determined by the
investment adviser based on its current assessment of the Fund’s long-term return potential. Fund distributions may be affected by numerous factors including changes in Fund performance, the cost of financing for Funds that employ leverage, portfolio holdings, realized and projected returns, and other factors. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. Shareholders should not assume that the source of any distribution from the Fund is net income or profit.
Taxable-equivalent distributions are calculated using a 40.8% U.S.
federal income tax rate, which reflects the maximum U.S. federal tax rate of 37% plus the 3.8% U.S. federal Medicare surtax. Where applicable, the calculation also includes the highest individual U.S.
state income tax rate for residents of the state for which a Fund’s income is designed to be exempt. Local income taxes and other applicable taxes are not considered in the calculation.

[5]
Fund employs RIB financing. The leverage created by RIB investments provides an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater price volatility). The cost of leverage rises and falls with changes in short-term interest rates. See “Floating Rate Notes Issued in
Conjunction with Securities Held” in the notes to the financial statements for more information about RIB financing. RIB leverage represents the amount of Floating Rate Notes outstanding at period end as a percentage of Fund net assets plus Floating Rate Notes.

Fund profile subject to change due to active management.

Eaton Vance
Municipal Income 2028 Term Trust
July 31, 2026
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 96.5%

Security	Principal Amount (000's omitted)	Value
Bond Bank — 1.0%
Ohio Water Development Authority, Water Pollution Control Loan Fund, (Liq: TD Bank, N.A.), 2.95%, 12/1/54(1)	$1,100	$ 1,100,000
Rickenbacker Port Authority, OH, (OASBO Expanded Asset Pooled Financing Program), 5.375%, 1/1/32	875	940,669
		$ 2,040,669
Education — 1.8%
Capital Trust Agency, FL, (Florida Charter Educational Foundation, Inc.), 4.50%, 6/15/28(2)	$215	$ 214,605
Colorado State University, 4.375% to 3/1/29 (Put Date), 3/1/48	1,000	1,015,349
Pinellas County Educational Facilities Authority, FL, (Pinellas Academy of Math and Science), 4.125%, 12/15/28(2)	240	240,267
University of North Carolina at Chapel Hill, 3.488%, (67% of SOFR + 1.05%), 12/1/41(3)	2,000	2,010,994
		$ 3,481,215
Electric Utilities — 2.7%
Indiana Municipal Power Agency, (LOC: Truist Bank), 3.10%, 1/1/42(1)	$2,500	$ 2,500,000
Long Island Power Authority, NY, 3.00% to 9/1/28 (Put Date), 9/1/55	1,430	1,425,523
San Antonio, TX, Electric and Gas Systems Revenue, 3.00% to 12/1/29 (Put Date), 2/1/55	1,350	1,330,992
		$ 5,256,515
Escrowed/Prerefunded — 0.5%
Iowa Finance Authority, (Iowa Fertilizer Co.), Prerefunded to 12/1/32, 4.00% to 12/1/32 (Put Date), 12/1/50	$1,000	$ 1,053,107
		$ 1,053,107
General Obligations — 6.7%
Chicago Board of Education, IL:
5.00%, 12/1/26	$3,000	$ 3,007,296
5.00%, 12/1/27	500	504,734
5.00%, 12/1/30	1,250	1,271,218
Fort Bend Independent School District, TX, (PSF Guaranteed), 3.80% to 8/1/28 (Put Date), 8/1/55	1,225	1,241,886
Illinois, 5.00%, 11/1/29	1,500	1,533,693
Northside Independent School District, TX, (PSF Guaranteed):
3.10% to 8/1/29 (Put Date), 8/1/53	1,425	1,421,427
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Northside Independent School District, TX, (PSF Guaranteed): (continued)
3.55% to 6/1/28 (Put Date), 6/1/50	$1,750	$ 1,757,465
Prosper Independent School District, TX, (PSF Guaranteed), 4.00% to 8/15/28 (Put Date), 2/15/53	1,000	1,017,650
Puerto Rico, 5.625%, 7/1/27	1,373	1,400,814
		$ 13,156,183
Hospital — 5.6%
Charlotte-Mecklenburg Hospital Authority, NC, (Atrium Health), (SPA: JPMorgan Chase Bank, N.A.), 3.00%, 1/15/48(1)	$1,345	$ 1,345,000
Colorado Health Facilities Authority, (AdventHealth Obligated Group), 5.00% to 11/19/26 (Put Date), 11/15/49	905	910,676
Colorado Health Facilities Authority, (CommonSpirit Health), 5.00%, 8/1/27	2,000	2,038,794
Illinois Finance Authority, (Presence Health Network), 5.00%, 2/15/29	2,635	2,661,406
New York State Dormitory Authority, (Memorial Sloan Kettering Cancer Center), 5.00% to 7/2/29 (Put Date), 7/1/48	3,000	3,163,426
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.50%, 12/1/29	985	984,998
		$ 11,104,300
Housing — 8.6%
Colorado Housing and Finance Authority, 3.80%, 4/1/28	$1,500	$ 1,519,754
Connecticut Housing Finance Authority, 1.05%, 5/15/29	1,905	1,751,940
District of Columbia Housing Finance Agency, (Paxton), 3.20% to 12/1/26 (Put Date), 9/1/40	1,200	1,199,864
Florida Housing Finance Corp., (Osprey Sound Apartments), 3.00% to 9/1/28 (Put Date), 3/1/43	1,000	996,430
New Jersey Housing and Mortgage Finance Agency, (Rowan Towers), 3.10% to 7/1/28 (Put Date), 7/1/29	805	804,335
New York City Housing Development Corp., NY:
2.70% to 12/1/26 (Put Date), 5/1/56	425	424,436
Sustainable Development Bonds, 3.70% to 12/30/27 (Put Date), 5/1/63	1,500	1,500,544
Sustainable Development Bonds, 4.30% to 11/1/28 (Put Date), 11/1/63	1,000	1,009,896
Sustainable Development Bonds, (FNMA), 3.10% to 2/1/31 (Put Date), 11/1/45	600	586,187
New York Housing Finance Agency, Sustainability Bonds, 3.40% to 5/1/29 (Put Date), 11/1/64	1,650	1,651,303
Ohio Housing Finance Agency, Social Bonds, (FHLMC), (FNMA), (GNMA), 3.40%, 9/1/28	865	867,180

See Notes to Financial Statements.

Eaton Vance
Municipal Income 2028 Term Trust
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Housing (continued)
Phoenix Industrial Development Authority, AZ, (Broadway Farms at Hurley Station, Phase I), 3.10% to 2/1/28 (Put Date), 2/1/59	$1,000	$ 999,365
Raleigh Housing Authority, NC, (Tryon Flats), 2.95% to 3/1/29 (Put Date), 9/1/59	1,230	1,224,349
Rhode Island Housing and Mortgage Finance Corp., Green Bonds, 3.60% to 10/1/27 (Put Date), 10/1/54	865	865,110
Virginia Housing Development Authority, 4.10%, 10/1/27	330	330,189
Wisconsin Housing and Economic Development Authority, Housing Revenue, 3.75% to 5/1/28 (Put Date), 11/1/55	1,325	1,327,261
		$ 17,058,143
Industrial Development Revenue — 21.5%
Amelia County Industrial Development Authority, VA, (Waste Management, Inc.), (AMT), 1.45%, 4/1/27	$1,015	$ 995,682
Boone County, KY, (Duke Energy Kentucky, Inc.), 3.70%, 8/1/27	750	752,717
California Municipal Finance Authority, (Waste Management, Inc.), 3.30% to 2/1/28 (Put Date), 2/1/39(2)	1,000	1,000,005
Chandler Industrial Development Authority, AZ, (Intel Corp.):
(AMT), 4.00% to 6/1/29 (Put Date), 6/1/49	2,000	2,016,017
(AMT), 5.00% to 9/1/27 (Put Date), 9/1/52	2,250	2,271,644
Louisiana Offshore Terminal Authority, (Loop LLC), 4.15%, 9/1/27	1,000	1,008,288
Louisiana Public Facilities Authority, (Cleco Power LLC), 4.25%, 12/1/38	2,395	2,343,362
Matagorda County Navigation District No. 1, TX, (AEP Texas Central Co.):
Series 2008-1, 4.00%, 6/1/30	3,130	3,130,942
Series 2008-2, 4.00%, 6/1/30	3,000	3,000,902
Michigan Strategic Fund, (DTE Electric Co. Exempt Facilities), (AMT), 3.875% to 6/3/30 (Put Date), 6/1/53	2,110	2,092,757
Michigan Strategic Fund, (Graphic Packaging International LLC), Green Bonds, (AMT), 4.00% to 10/1/26 (Put Date), 10/1/61	2,500	2,500,618
Mississippi Business Finance Corp., (Chevron USA, Inc.), 3.15%, 11/1/35(1)	1,500	1,500,000
Montgomery County Industrial Development Authority, PA, (Constellation Energy Generation LLC), 4.10% to 4/3/28 (Put Date), 4/1/53	1,000	1,018,631
National Finance Authority, NH, (Covanta), (AMT), 4.00%, 11/1/27(2)	4,500	4,465,459
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 5.625%, 11/15/30	1,170	1,171,610
Security	Principal Amount (000's omitted)	Value
Industrial Development Revenue (continued)
New York State Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 5.125% to 9/3/30 (Put Date), 9/1/50(2)	$500	$ 523,207
New York Transportation Development Corp., (Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment):
(AMT), 4.00%, 10/1/30	3,000	3,046,170
(AMT), 5.00%, 1/1/31	1,125	1,149,456
Ohio Air Quality Development Authority, (Duke Energy Corp.), 4.00% to 6/1/27 (Put Date), 9/1/30	1,000	1,005,089
Parish of St. John the Baptist, LA, (Marathon Oil Corp.), 3.30% to 7/3/28 (Put Date), 6/1/37	1,250	1,273,956
Pennsylvania Economic Development Financing Authority, (Waste Management, Inc.), (AMT), 4.25% to 7/1/27 (Put Date), 7/1/41	1,500	1,510,536
Public Finance Authority, WI, (Celanese Corp.), 4.05%, 11/1/30	3,000	2,965,057
Vermont Economic Development Authority, (Casella Waste Systems, Inc.):
(AMT), 4.625% to 4/3/28 (Put Date), 4/1/36(2)	105	106,029
(AMT), 5.00% to 6/1/27 (Put Date), 6/1/52(2)	1,500	1,509,902
		$ 42,358,036
Insured - Electric Utilities — 2.8%
Puerto Rico Electric Power Authority:
(NPFG), 5.25%, 7/1/29	$500	$ 503,260
(NPFG), 5.25%, 7/1/30	5,000	5,031,243
		$ 5,534,503
Insured - Hospital — 1.0%
Westchester County Local Development Corp., NY, (Westchester Medical Center Obligated Group), (AG), 5.25%, 11/1/31	$1,750	$ 1,881,511
		$ 1,881,511
Insured - Lease Revenue/Certificates of Participation — 4.3%
New Jersey Transportation Trust Fund Authority, (Transportation System), (AMBAC), 0.00%, 12/15/28	$9,095	$ 8,442,674
		$ 8,442,674
Insured - Transportation — 1.1%
Foothill/Eastern Transportation Corridor Agency, CA, (AG), 5.625%, 1/15/32	$795	$ 884,147
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AG), (AMT), 5.00%, 1/1/31	1,340	1,359,054
		$ 2,243,201

See Notes to Financial Statements.

Eaton Vance
Municipal Income 2028 Term Trust
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Lease Revenue/Certificates of Participation — 1.1%
New Jersey Economic Development Authority, (Portal North Bridge Project), 5.00%, 11/1/32	$675	$ 736,982
Pennsylvania Economic Development Financing Authority, (Pennsylvania Rapid Bridge Replacement), 5.00%, 12/31/29	1,375	1,376,153
		$ 2,113,135
Other Revenue — 13.9%
Black Belt Energy Gas District, AL:
4.00% to 12/1/26 (Put Date), 10/1/52	$1,250	$ 1,261,019
5.00% to 7/1/31 (Put Date), 5/1/55	1,690	1,775,015
5.50% to 2/1/29 (Put Date), 6/1/49	2,000	2,085,339
Buckeye Tobacco Settlement Financing Authority, OH, 5.00%, 6/1/32	2,000	2,137,570
California Community Choice Financing Authority, Clean Energy Project Revenue:
Green Bonds, 5.00% to 8/1/29 (Put Date), 12/1/53	1,000	1,035,316
Green Bonds, 5.00% to 10/1/32 (Put Date), 8/1/55	2,000	2,056,250
Kalispel Tribe of Indians, WA, Series A, 5.00%, 1/1/32(2)	695	700,769
Main Street Natural Gas, Inc., GA, Gas Supply Revenue:
5.00%, 6/1/28	500	513,450
5.00%, 12/1/28	750	774,319
5.00% to 3/1/30 (Put Date), 7/1/53	2,500	2,615,797
5.00% to 12/1/30 (Put Date), 5/1/54	1,370	1,426,488
Northern California Energy Authority, 5.00% to 8/1/30 (Put Date), 12/1/54	1,100	1,149,872
Patriots Energy Group Financing Agency, SC, Gas Supply Revenue, 5.25% to 8/1/31 (Put Date), 10/1/54	3,680	3,896,743
Southeast Energy Authority, AL, 5.00% to 2/1/31 (Put Date), 5/1/55	2,000	2,110,169
Texas Municipal Gas Acquisition and Supply Corp. IV, Gas Supply Revenue, 5.50% to 1/1/30 (Put Date), 1/1/54	2,000	2,098,981
Texas Municipal Gas Acquisition and Supply Corp. V, Gas Supply Revenue, 5.00% to 1/1/34 (Put Date), 1/1/55	1,750	1,814,923
		$ 27,452,020
Senior Living/Life Care — 5.8%
Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.), 5.00%, 11/15/28	$1,360	$ 1,361,696
Colorado Health Facilities Authority, (Frasier Meadows Retirement Community), 5.25%, 5/15/28	250	253,311
Franklin County Industrial Development Authority, PA, (Menno-Haven, Inc.):
5.00%, 12/1/27	250	252,690
5.00%, 12/1/28	250	254,536
Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
Lancaster County Hospital Authority, PA, (Brethren Village), 5.00%, 7/1/30	$1,025	$ 1,027,754
Lee County Industrial Development Authority, FL, (Shell Point Obligated Group), 4.75%, 11/15/29	1,000	1,001,945
Massachusetts Development Finance Agency, (Linden Ponds, Inc.), 5.00%, 11/15/28(2)	185	190,752
Montgomery County Industrial Development Authority, PA, (Whitemarsh Continuing Care Retirement Community), 4.25%, 1/1/28	980	982,041
North Carolina Medical Care Commission, (Galloway Ridge), 5.00%, 1/1/29	560	562,168
Rockville, MD, (Ingleside at King Farm), 5.00%, 11/1/29	1,100	1,111,584
St. Louis County Industrial Development Authority, MO, (Friendship Village St. Louis Obligated Group), 5.00%, 9/1/28	635	652,794
Tarrant County Cultural Education Facilities Finance Corp., TX, (MRC Stevenson Oaks), 6.25%, 11/15/31	470	471,157
Tempe Industrial Development Authority, AZ, (Mirabella at ASU), 5.50%, 10/1/27(2)	1,130	1,103,361
Vermont Economic Development Authority, (Wake Robin Corp.):
5.00%, 5/1/27	500	504,745
5.00%, 5/1/28	750	756,940
Washington Housing Finance Commission, (Bayview Manor Homes), 5.00%, 7/1/31(2)	1,000	1,000,074
		$ 11,487,548
Special Tax Revenue — 1.6%
Metropolitan Development and Housing Agency, TN, (Fifth + Broadway Development), 4.50%, 6/1/28(2)	$260	$ 262,622
New York Housing Finance Agency, Sustainability Bonds, 3.35% to 6/15/29 (Put Date), 6/15/54	1,000	1,001,582
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	2,000	1,924,587
		$ 3,188,791
Student Loan — 0.6%
Massachusetts Educational Financing Authority, (AMT), 5.00%, 7/1/28	$1,120	$ 1,151,206
		$ 1,151,206
Transportation — 14.6%
Bay Area Toll Authority, CA, (San Francisco Bay Area), 2.46%, (SIFMA + 0.30%), 4/1/56(3)	$4,050	$ 4,039,453
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), (AMT), 5.00%, 11/1/28	1,500	1,564,119
E-470 Public Highway Authority, CO, 3.145%, (67% of SOFR + 0.70%), 9/1/39(3)	375	374,208

See Notes to Financial Statements.

Eaton Vance
Municipal Income 2028 Term Trust
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Transportation (continued)
Foothill/Eastern Transportation Corridor Agency, CA, 5.90%, 1/15/27	$2,000	$ 2,028,779
Grand Parkway Transportation Corp., TX:
4.95%, 10/1/29	800	832,584
5.05%, 10/1/30	1,500	1,565,611
5.20%, 10/1/31	2,000	2,088,948
Houston, TX, (United Airlines, Inc.), (AMT), 5.00%, 7/1/29	925	925,921
Metropolitan Transportation Authority, NY, 5.00% to 5/15/30 (Put Date), 11/15/45	2,250	2,382,137
New York Transportation Development Corp., (Terminal 4 John F. Kennedy International Airport), (AMT), 5.00%, 12/1/29	2,000	2,097,184
Port Authority of New York and New Jersey, (AMT), 4.00%, 7/15/36(4)	10,000	9,780,900
Virgin Islands Transportation and Infrastructure Corp., 5.00%, 9/1/28	1,000	1,032,772
		$ 28,712,616
Water and Sewer — 1.3%
Aquarion Water Authority, CT, 5.25%, 2/1/29	$450	$ 474,651
Clairton Municipal Authority, PA, Sewer Revenue:
5.00%, 12/1/28	1,515	1,565,262
5.00%, 12/1/29	550	573,204
		$ 2,613,117
Total Tax-Exempt Municipal Obligations (identified cost $187,741,788)		$190,328,490

Taxable Municipal Obligations — 6.1%

Security	Principal Amount (000's omitted)	Value
Education — 2.0%
University of Connecticut, 3.83%, 3/23/27	$4,000	$ 3,985,131
		$ 3,985,131
General Obligations — 1.8%
Atlantic City, NJ, 7.00%, 3/1/28	$945	$ 967,340
Chicago, IL:
7.375%, 1/1/33	881	916,313
7.781%, 1/1/35	1,670	1,740,384
		$ 3,624,037
Security	Principal Amount (000's omitted)	Value
Insured - Transportation — 2.3%
Alameda Corridor Transportation Authority, CA, (AMBAC), 0.00%, 10/1/31	$5,805	$ 4,445,421
		$ 4,445,421
Total Taxable Municipal Obligations (identified cost $11,544,155)		$ 12,054,589

Short-Term Investments — 0.1%

Security	Shares	Value
BlackRock Liquidity Funds - MuniCash, Institutional Shares, 2.19%(5)	184,035	$ 184,054
Total Short-Term Investments (identified cost $184,054)		$ 184,054
Total Investments — 102.7% (identified cost $199,469,997)		$202,567,133
Other Assets, Less Liabilities — (2.7)%		$ (5,252,539)
Net Assets — 100.0%		$197,314,594

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)
Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at July 31, 2026.

(2)
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2026, the aggregate value of these securities is $11,317,052 or 5.7% of the Trust's net assets.

(3)	Floating rate security. The stated interest rate represents the rate in effect at July 31, 2026.
(4)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1G).
(5)	The rate shown is the annualized seven-day yield as of July 31, 2026.
At July 31, 2026, the concentration of the Trust’s investments in the various states and territories, determined as a percentage of total investments, is as follows:

New York	16.3%
Texas	12.0%
Others, representing less than 10% individually	71.7%

See Notes to Financial Statements.

Eaton Vance
Municipal Income 2028 Term Trust
July 31, 2026
Portfolio of Investments (Unaudited) — continued

The Trust invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At
July 31, 2026, 11.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 2.0% to 6.4% of total investments.

Abbreviations:
AG	– Assured Guaranty, Inc.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
Liq	– Liquidity Provider
LOC	– Letter of Credit
NPFG	– National Public Finance Guarantee Corp.
PSF	– Permanent School Fund
SIFMA	– Securities Industry and Financial Markets Association Municipal Swap Index
SOFR	– Secured Overnight Financing Rate
SPA	– Standby Bond Purchase Agreement

See Notes to Financial Statements.

Eaton Vance
Municipal Income 2028 Term Trust
July 31, 2026
Statement of Assets and Liabilities (Unaudited)

July 31, 2026
Assets
Investments, at value (identified cost $199,469,997)	$202,567,133
Interest and dividends receivable	1,808,344
Receivable for investments sold	1,261,955
Trustees' deferred compensation plan	40,779
Total assets	$205,678,211
Liabilities
Payable for floating rate notes issued	$6,669,994
Payable for investments purchased	1,425,000
Payable to affiliates:
Investment adviser and administration fee	104,418
Trustees' deferred compensation plan	40,779
Interest expense and fees payable	9,064
Accrued expenses	114,362
Total liabilities	$8,363,617
Net Assets	$197,314,594
Sources of Net Assets
Common shares, $0.01 par value, unlimited number of shares authorized	$109,024
Additional paid-in capital	200,941,056
Accumulated loss	(3,735,486)
Net Assets	$197,314,594
Common Shares Issued and Outstanding	10,902,448
Net Asset Value Per Common Share
Net assets ÷ common shares issued and outstanding	$18.10

See Notes to Financial Statements.

Eaton Vance
Municipal Income 2028 Term Trust
July 31, 2026
Statement of Operations (Unaudited)

Six Months Ended
July 31, 2026
Investment Income
Dividend income	$8,362
Interest income	4,435,380
Total investment income	$4,443,742
Expenses
Investment adviser and administration fee	$613,881
Trustees’ fees and expenses	5,994
Custodian fee	27,469
Transfer and dividend disbursing agent fees	9,969
Legal and accounting services	22,517
Printing and postage	49,454
Interest expense and fees	98,207
Miscellaneous	38,299
Total expenses	$865,790
Net investment income	$3,577,952
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$(5,417)
Net realized loss	$(5,417)
Change in unrealized appreciation (depreciation):
Investments	$(2,523,458)
Net change in unrealized appreciation (depreciation)	$(2,523,458)
Net realized and unrealized loss	$(2,528,875)
Net increase in net assets from operations	$1,049,077

See Notes to Financial Statements.

Eaton Vance
Municipal Income 2028 Term Trust
July 31, 2026
Statements of Changes in Net Assets

	Six Months Ended July 31, 2026 (Unaudited)	Year Ended January 31, 2026
Increase (Decrease) in Net Assets
From operations:
Net investment income	$3,577,952	$7,283,348
Net realized loss	(5,417)	(188,676)
Net change in unrealized appreciation (depreciation)	(2,523,458)	1,371,321
Net increase in net assets from operations	$1,049,077	$8,465,993
Distributions to shareholders	$(5,113,917)*	$(6,988,589)
Tax return of capital to shareholders	$—	$(3,230,625)
Capital share transactions:
Reinvestment of distributions	$117,003	$141,346
Net increase in net assets from capital share transactions	$117,003	$141,346
Net decrease in net assets	$(3,947,837)	$(1,611,875)
Net Assets
At beginning of period	$201,262,431	$202,874,306
At end of period	$197,314,594	$201,262,431

*	A portion of the distributions may be deemed a tax return of capital at year-end. See Note 2.

See Notes to Financial Statements.

Eaton Vance
Municipal Income 2028 Term Trust
July 31, 2026
Financial Highlights

	Six Months Ended July 31, 2026 (Unaudited)	Year Ended January 31,
		2026	2025	2024	2023	2022
Net asset value — Beginning of period	$18.47	$18.63	$18.96	$19.23	$20.82	$21.96
Income (Loss) From Operations
Net investment income(1)	$0.33	$0.67	$0.68	$0.64	$0.74	$0.87
Net realized and unrealized gain (loss)	(0.23)	0.11	(0.07)	(0.17)	(1.52)	(1.16)
Total income (loss) from operations	$0.10	$0.78	$0.61	$0.47	$(0.78)	$(0.29)
Less Distributions
From net investment income	$(0.47)*	$(0.64)	$(0.66)	$(0.65)	$(0.81)	$(0.85)
Tax return of capital	—	(0.30)	(0.28)	(0.09)	—	—
Total distributions	$(0.47)	$(0.94)	$(0.94)	$(0.74)	$(0.81)	$(0.85)
Net asset value — End of period	$18.10	$18.47	$18.63	$18.96	$19.23	$20.82
Market value — End of period	$18.20	$18.87	$18.18	$17.73	$18.52	$20.51
Total Investment Return on Net Asset Value(2)	0.54%(3)	4.32%	3.38%	2.80%	(3.66)%	(1.39)%
Total Investment Return on Market Value(2)	(1.05)%(3)	9.22%	7.89%	(0.18)%	(5.82)%	(7.03)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$197,315	$201,262	$202,874	$206,390	$209,342	$226,287
Ratios (as a percentage of average daily net assets):(4)
Expenses excluding interest and fees	0.77%(5)	0.78%	0.80%	0.92%	1.04%	1.03%
Interest and fee expense(6)	0.10%(5)	0.11%	0.34%	1.22%	1.06%	0.33%
Total expenses	0.87%(5)	0.89%	1.14%	2.14%	2.10%	1.36%
Net expenses	0.87%(5)	0.89%	1.14%	2.14%	2.10%	1.36%
Net investment income	3.61%(5)	3.62%	3.63%	3.40%	3.79%	4.02%
Portfolio Turnover	10%(3)	27%	45%	26%	16%	2%

(1)	Computed using average shares outstanding.
(2)
Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested.
Distributions are assumed to be reinvested at prices obtained under the Trust’s dividend reinvestment plan.

(3)	Not annualized.
(4)
Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Trust.

(5)	Annualized.
(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1G).
*	A portion of the distributions may be deemed a tax return of capital at year-end. See Note 2.

See Notes to Financial Statements.

Eaton Vance
Municipal Income 2028 Term Trust
July 31, 2026
Notes to Financial Statements (Unaudited)

1 Significant Accounting Policies
Eaton Vance Municipal Income 2028 Term Trust (the Trust) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, closed-end management investment company. The Trust's investment objective is to provide current income exempt from regular federal income tax. The Trust has a term of fifteen years and currently intends to cease its investment operations on or about June 30, 2028 (the “Termination Date”) and thereafter liquidate and distribute its net assets to holders of the Trust’s common shares. The Trust’s term may be extended for a period of not more than 12 months from the Termination Date by a vote of the Trust’s Board of Trustees, if the Board determines it is in the best interest of the common shareholders to do so. The Trust’s term may not be extended further than a 12 month period without a common shareholder vote.
The following is a summary of significant accounting policies of the Trust. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Trust is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Trust’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Trust might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B Investment Transactions and Related Income—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.
C Federal and Other Taxes—The Trust’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. The Trust intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by the Trust, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.
As of July 31, 2026, the Trust had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Trust files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
D Legal Fees— Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.
E Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

Eaton Vance
Municipal Income 2028 Term Trust
July 31, 2026
Notes to Financial Statements (Unaudited) — continued

F Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Trust shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Trust shareholders. Moreover, the By-laws also provide for indemnification out of Trust property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Trust enters into agreements with service providers that may contain indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
G Floating Rate Notes Issued in Conjunction with Securities Held—The Trust may invest in residual interest bonds, also referred to as inverse floating rate securities, whereby the Trust may sell a variable or fixed rate bond for cash to a Special-Purpose Vehicle (the SPV), (which is generally organized as a trust), while at the same time, buying a residual interest in the assets and cash flows of the SPV. The bond is deposited into the SPV with the same CUSIP number as the bond sold to the SPV by the Trust, and which may have been, but is not required to be, the bond purchased from the Trust (the Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The residual interest bond held by the Trust gives the Trust the right (1) to cause the holders of the Floating Rate Notes to generally tender their notes at par, and (2) to have the Bond held by the SPV transferred to the Trust, thereby terminating the SPV. Should the Trust exercise such right, it would generally pay the SPV the par amount due on the Floating Rate Notes and exchange the residual interest bond for the underlying Bond. Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the Trust accounts for the transaction described above as a secured borrowing by including the Bond in its Portfolio of Investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in its Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the SPV for redemption at par at each reset date. Accordingly, the fair value of the payable for floating rate notes issued approximates its carrying value. If measured at fair value, the payable for floating rate notes would have been considered as Level 2 in the fair value hierarchy (see Note 6) at July 31, 2026. Interest expense related to the Trust's liability with respect to Floating Rate Notes is recorded as incurred. The SPV may be terminated by the Trust, as noted above, or by the occurrence of certain termination events as defined in the trust agreement, such as a downgrade in the credit quality of the underlying Bond, bankruptcy of or payment failure by the issuer of the underlying Bond, the inability to remarket Floating Rate Notes that have been tendered due to insufficient buyers in the market, or the failure by the SPV to obtain renewal of the liquidity agreement under which liquidity support is provided for the Floating Rate Notes up to one year. At July 31, 2026, the amount of the Trust’s Floating Rate Notes outstanding and the related collateral were $6,669,994 and $9,780,900, respectively. The interest rate on the Floating Rate Notes outstanding at July 31, 2026 was 2.23%. For the six months ended July 31, 2026, the Trust’s average settled Floating Rate Notes outstanding and the average interest rate (annualized) including fees were $6,670,000 and 2.97%, respectively.
In certain circumstances, the Trust may enter into shortfall and forbearance agreements with brokers by which the Trust agrees to reimburse the broker for the difference between the liquidation value of the Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Trust had no shortfalls as of July 31, 2026.
The Trust may also purchase residual interest bonds in a secondary market transaction without first owning the underlying bond. Such transactions are not required to be treated as secured borrowings. Shortfall agreements, if any, related to residual interest bonds purchased in a secondary market transaction are disclosed in the Portfolio of Investments.
The Trust’s investment policies and restrictions expressly permit investments in residual interest bonds. Such bonds typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of residual interest bonds are generally more volatile than that of a fixed rate bond. The Trust’s investment policies do not allow the Trust to borrow money except as permitted by the 1940 Act. Effective August 19, 2022, the Trust began operating under Rule 18f-4 under the 1940 Act, which, among other things, governs the use of derivative investments and certain financing transactions by registered investment companies. Consistent with Rule 18f-4, the Trust may treat its investments in residual interest bonds and similar financing transactions as subject to the asset coverage requirements of Section 18 of the 1940 Act, or as derivatives transactions subject to the Trust's value-at-risk (VaR)-based limits on leverage risk. Effective October 11, 2023, the Trust has opted to treat such investments as derivatives transactions. The Trust may change this approach at any time. Residual interest bonds held by the Trust are securities exempt from registration under Rule 144A of the Securities Act of 1933.
H Segment Reporting—The Trust operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. The Trust’s President acts as the Trust's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Trust's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Trust’s financial statements.
I Interim Financial Statements—The interim financial statements relating to July 31, 2026 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Trust’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

Eaton Vance
Municipal Income 2028 Term Trust
July 31, 2026
Notes to Financial Statements (Unaudited) — continued

2 Distributions to Shareholders and Income Tax Information
The Trust intends to make monthly distributions of net investment income to common shareholders. In addition, at least annually, the Trust intends to distribute all or substantially all of its net realized capital gains. Distributions are recorded on the ex-dividend date. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income. Distributions in any year may include a return of capital component. For the six months ended July 31, 2026, the amount of distributions estimated to be a tax return of capital was approximately $1,673,000. The final determination of tax characteristics of the Trust's distributions will occur at the end of the year, at which time it will be reported to the shareholders.
At January 31, 2026, the Trust, for federal income tax purposes, had deferred capital losses of $6,239,598 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Trust of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Trust’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at January 31, 2026, $6,204,534 are short-term and $35,064 are long-term.
The cost and unrealized appreciation (depreciation) of investments of the Trust at July 31, 2026, as determined on a federal income tax basis, were as follows:
Aggregate cost	$191,693,049
Gross unrealized appreciation	$4,680,359
Gross unrealized depreciation	(476,269)
Net unrealized appreciation	$4,204,090
3 Investment Adviser and Administration Fee and Other Transactions with Affiliates
The investment adviser and administration fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory and administrative services rendered to the Trust. The fee is computed at an annual rate of 0.60% of the Trust’s average daily total managed assets and is payable monthly. For purposes of this calculation, total managed assets means total assets of the Trust, including any form of investment leverage, minus all accrued expenses incurred in the normal course of operations, but not excluding any liabilities or obligations attributable to investment leverage obtained through (i) indebtedness of any type (including, without limitation, borrowing through a credit facility or the issuance of debt securities or through the purchase of residual interest bonds), (ii) the issuance of preferred stock or other similar preference securities, (iii) the reinvestment of collateral received for securities loaned in accordance with the Trust’s investment objectives and policies, and/or (iv) any other means, all as determined in accordance with generally accepted accounting principles. Accrued expenses includes other liabilities other than indebtedness attributable to leverage. For the six months ended July 31, 2026, the investment adviser and administration fee was $613,881.
Trustees and officers of the Trust who are members of EVM’s organization receive remuneration for their services to the Trust out of the investment adviser and administration fee. Trustees of the Trust who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Trust are officers of EVM.
4 Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and including maturities, aggregated $19,399,300 and $20,977,672, respectively, for the six months ended July 31, 2026.
5 Common Shares of Beneficial Interest
The Trust may issue common shares pursuant to its dividend reinvestment plan. Common shares issued by the Trust pursuant to its dividend reinvestment plan for the six months ended July 31, 2026 and the year ended January 31, 2026 were 6,385 and 7,637, respectively.
In November 2013, the Board of Trustees initially approved a share repurchase program for the Trust. Pursuant to the reauthorization of the share repurchase program by the Board of Trustees in March 2019, the Trust is authorized to repurchase up to 10% of its common shares outstanding as of the last day of the prior calendar year at market prices when shares are trading at a discount to net asset value. The share repurchase program does not obligate the Trust to purchase a specific amount of shares. There were no repurchases of common shares by the Trust for the six months ended July 31, 2026 and the year ended January 31, 2026.

Eaton Vance
Municipal Income 2028 Term Trust
July 31, 2026
Notes to Financial Statements (Unaudited) — continued

6 Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
• Level 1 – quoted prices in active markets for identical investments
• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At July 31, 2026, the hierarchy of inputs used in valuing the Trust's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$190,328,490	$ —	$190,328,490
Taxable Municipal Obligations	—	12,054,589	—	12,054,589
Short-Term Investments	184,054	—	—	184,054
Total Investments	$184,054	$202,383,079	$ —	$202,567,133

Eaton Vance
Municipal Income 2028 Term Trust
July 31, 2026
Board of Trustees’ Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting held on June 11, 2026, the Boards of Trustees/Directors (collectively, the “Board”) that oversee the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements1 for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised of all of the Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings held between April and June 2026, as well as certain additional information provided in response to specific requests from the Independent Trustees as members of the Contract Review Committee. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.
In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board (directly or through one or more of its committees) considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of the Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (each Eaton Vance Fund is referred to below as a “fund”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)
Information about Fees, Performance and Expenses
• A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);
• A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;
• A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;
• In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board (a committee exclusively comprised of Independent Trustees);
• Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other funds, collective investment trusts and institutional accounts) with the same or substantially similar investment objective as the fund and with a significant overlap in holdings based on criteria set by the Board, if any;
• Profitability analyses on a fund-by-fund basis for the adviser and its affiliates and the cost allocation methodology used to determine such analyses;
Information about Portfolio Management and Trading
• Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;
• The procedures and processes used by the adviser to determine the value of fund assets, including, when necessary, the determination of “fair value” by the adviser in its role as each fund’s valuation designee and actions taken to monitor and test the effectiveness of such procedures and processes;
• Information about the policies and practices of each fund’s adviser and sub-adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;
• Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
• Data relating to the portfolio turnover rate of each fund and related information regarding active management in the context of particular strategies;
Information about each Adviser and Sub-Adviser
• Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other funds and investment accounts, as applicable;
1  Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report. Eaton Vance Management and Boston Management and Research are referred to collectively as the “adviser.”

Eaton Vance
Municipal Income 2028 Term Trust
July 31, 2026
Board of Trustees’ Contract Approval — continued

• Information regarding the adviser’s and its parent company’s (Morgan Stanley’s) efforts to retain and attract talented investment professionals, including in the context of a competitive marketplace for talent;
• Information regarding the adviser’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage;
• The personal trading codes of ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;
• Policies and procedures relating to proxy voting, including regular reporting with respect to fund proxy voting activities;
• Information regarding the handling of corporate actions and class actions, as well as information regarding litigation and other regulatory matters;
• Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, including descriptions of their various compliance programs and their record of compliance and remediation;
• Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund;
• A description of the adviser’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters, if any;
Other Relevant Information
• Information regarding ongoing initiatives to further integrate and harmonize, where applicable, the investment management and other departments of the adviser and its affiliates with the overall investment management infrastructure of Morgan Stanley, in light of Morgan Stanley’s acquisition of Eaton Vance Corp. on March 1, 2021;
• Information concerning the nature, cost, and character of the administrative and other non-investment advisory services provided by the adviser and its affiliates;
• Information concerning oversight of the relationship with the custodian, subcustodians, fund accountants, and other third-party service providers by the adviser and/or administrator to each of the funds;
• Information concerning efforts to maintain policies and procedures with respect to various regulations applicable to the funds, including, without limitation, Rule 22e-4 (the Liquidity Risk Management Rule), Rule 12d1-4 (the Fund-of-Funds Rule), Rule 18f-4 (the Derivatives Rule), and Rule 2a-5 (the Fair Valuation Rule);
• For each Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices (including as compared to the closed-end fund’s net asset value (NAV)), trading volume data, continued use of auction preferred shares (where applicable), distribution rates, and other relevant matters;
• The risks that the adviser and/or its affiliates incur in connection with the management and operation of the funds, including, among others, litigation, regulatory, entrepreneurial, data privacy and cybersecurity, and other business risks (and the associated costs of such risks, if any); and
• The terms of each investment advisory agreement and sub-advisory agreement.
During the various meetings of the Board and its committees over the course of the year leading up to the June 11, 2026 meeting, the Board and its committees received information from portfolio managers and other investment professionals of the adviser and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Board and its committees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance, and other issues with respect to the funds, and received and participated in reports and presentations provided by the adviser, sub-advisers, and certain other service providers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees met in executive sessions and held regular video or telephone conferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.
Each of the Contract Review Committee and the Board was advised throughout the contract review process by Kirkland & Ellis LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee and the members of the Board, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee and Board may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee and Board were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.

Eaton Vance
Municipal Income 2028 Term Trust
July 31, 2026
Board of Trustees’ Contract Approval — continued

Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory and administrative agreement between Eaton Vance Municipal Income 2028 Term Trust (the “Fund”) and Eaton Vance Management (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, recommended to the Board approval of the agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and administrative agreement for the Fund.
Nature, Extent and Quality of Services
In considering whether to approve the investment advisory and administrative agreement for the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.
The Board considered the Adviser’s management capabilities and investment processes in light of the types of investments held by the Fund, including the education and experience of the investment professionals who provide services to the Fund. In particular, the Board considered, where relevant, the abilities and experience of the Adviser’s investment professionals in analyzing factors such as credit risk, tax efficiency, and special considerations relevant to investing in municipal bonds. The Board considered the Adviser’s municipal bond team, which includes investment professionals and credit specialists who provide services to the Fund. The Board also considered information regarding the management of the Fund’s portfolio in the context of the target term structure and noted the Adviser’s experience with this structure. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund. The Board considered the deep experience of the Adviser and its affiliates with managing and operating funds organized as exchange-listed closed-end funds, such as the Fund. In this regard, the Board considered, among other things, the Adviser’s and its affiliates’ experience with implementing leverage arrangements, monitoring and assessing trading price discounts and premiums and adhering to the requirements of securities exchanges.
The Board considered the compliance programs of the Adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, compliance with policies and procedures, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered relevant examinations of the Adviser and its affiliates by regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.
The Board considered other administrative services provided or overseen by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines.
After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory and administrative agreement.
Fund Performance
The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as appropriate benchmark indices, and assessed the Fund’s performance on the basis of total return and current income return. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended December 31, 2025. In this regard, the Board noted that the performance of the Fund was lower than the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was higher than its primary and secondary performance benchmark indexes for the three-year period. The Board considered, among other things, the Adviser’s efforts to generate competitive levels of tax-exempt current income through investments that, relative to its comparable funds, focus on higher quality municipal bonds with longer maturities. On the basis of the foregoing, the performance of the Fund over other periods, and other relevant information provided by the Adviser in response to requests from the Contract Review Committee, the Board concluded that the performance of the Fund was satisfactory.
Management Fees and Expenses
The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended December 31, 2025, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered certain factors identified by management in response to requests from the Contract Review Committee regarding the Fund’s total expense ratio relative to comparable funds.
After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Eaton Vance
Municipal Income 2028 Term Trust
July 31, 2026
Board of Trustees’ Contract Approval — continued

Profitability and “Fall-Out” Benefits
The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution or other services.
The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are not excessive.
The Board also considered direct and indirect fall-out benefits received by the Adviser and its affiliates in connection with their respective relationships with the Fund and the other Eaton Vance Funds, including, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agent(s), and research received by each Adviser generated from commission dollars spent on funds’ portfolio trading.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. To assist in the evaluation of the sharing of any economies of scale, the Board received data for recent years showing asset levels, Adviser profitability and total expense ratios. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also considered the fact that the Fund is not continuously offered and that the Fund’s assets are not expected to increase materially in the foreseeable future. Accordingly, the Board did not find that the implementation of breakpoints in the advisory fee schedule is warranted at this time.

Eaton Vance
Municipal Income 2028 Term Trust
July 31, 2026
Officers and Trustees

Officers
Kenneth A. Topping President	Nicholas S. Di Lorenzo Secretary
Deidre E. Walsh Vice President and Chief Legal Officer	Laura T. Donovan Chief Compliance Officer
James F. Kirchner Treasurer

Trustees

Scott E. Wennerholm Chairperson
Alan C. Bowser
Cynthia E. Frost
George J. Gorman
Valerie A. Mosley
Keith Quinton
Marcus L. Smith
Nancy Wiser Stefani
Susan J. Sutherland

Eaton Vance Funds
U.S. Customer Privacy NoticeMarch 2026

FACTS	WHAT DOES MORGAN STANLEY INVESTMENT MANAGEMENT, INC. (“MSIM”) DO WITH YOUR PERSONAL INFORMATION?

Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we
do.

What?
The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ Investment experience and risk tolerance
■ Checking account information and wire transfer instructions

How?
All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’
personal information; the reasons MSIM chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No*
For our affiliates’ everyday business purposes — information about your creditworthiness	Yes	Yes*
For our affiliates to market to you	Yes	Yes*
For non-affiliates to market to you	No	We don’t share

To limit our sharing
To limit sharing, call toll-free: (844) 312-6327 or email: msimprivacy@morganstanley.com. Please include your name, address, and first three digits (and only the first three digits) of your account number in the email. If we serve you through an investment professional, please contact them directly. Specific Internet addresses, mailing addresses, and telephone numbers are listed on your statements and other correspondence.
Please Note: If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
*MSIM does not share your creditworthiness information or your transactions and experiences information with the Morgan Stanley Affiliates, nor does MSIM enable the Morgan Stanley Affiliates to market to you. Your opt outs will prevent MSIM from sharing your creditworthiness information with the Investment Management Affiliates and will prevent the Investment Management Affiliates from marketing their products to you.

Questions?	Call toll-free: (844) 312-6327 or email: msimprivacy@morganstanley.com

Eaton Vance Funds
U.S. Customer Privacy Notice — continuedMarch 2026

Who we are
Who is providing this notice?	Morgan Stanley Investment Management Inc. and its investment management affiliates (“MSIM”) (See Affiliates definition below.)
What we Do
How does MSIM protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.

How does MSIM collect my personal information?
We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?
Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

What happens when I limit sharing for an account I hold jointly with someone else?	Your choices will apply to everyone on your account.
Definitions
Affiliates
Companies related by common ownership or control. They can be financial and non-financial companies.
■ Our affiliates include registered investment advisers such as Eaton Vance
Management, Eaton Vance Advisers International Ltd., Boston Management and
Research, Calvert Research and Management, Atlanta Capital Management Company,
LLC, Parametric Portfolio Associates LLC, Morgan Stanley Investment Management
Co., Morgan Stanley Investment Management Ltd; registered broker-dealers such as
Morgan Stanley Distribution, Inc. and Eaton Vance Distributors, Inc. (collectively, the
“Investment Management Affiliates”); and registered and unregistered funds sponsored by Morgan Stanley Investment Management such as the registered funds within Morgan Stanley Institutional Fund, Inc. (together, the “Investment Management
Affiliates”); and companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co. (the “Morgan
Stanley Affiliates”).

Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ■ MSIM does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ■ MSIM does not jointly market.

Eaton Vance Funds
U.S. Customer Privacy Notice — continuedMarch 2026

Other important information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with non-affiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with non-affiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Equiniti Trust Company, LLC (“EQ”), the closed-end funds transfer agent, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct EQ, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact EQ or your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by EQ or your financial intermediary.
Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov. You may also access proxy voting information for the Eaton Vance Funds or their underlying Portfolios at www.eatonvance.com/proxyvoting
.
Share Repurchase Program. The Fund’s Board of Trustees has approved a share repurchase program authorizing the Fund to repurchase up to 10% of its common shares outstanding as of the last day of the prior calendar year in open-market transactions at a discount to net asset value. The repurchase program does not obligate the Fund to purchase a specific amount of shares. The Fund’s repurchase activity, including the number of shares purchased, average price and average discount to net asset value, is disclosed in the Fund’s annual and semi-annual reports to shareholders.
Additional Notice to Shareholders. If applicable, a Fund may also redeem or purchase its outstanding preferred shares in order to maintain compliance with regulatory requirements, borrowing or rating agency requirements or for other purposes as it deems appropriate or necessary.
Closed-End Fund Information. Eaton Vance closed-end funds make fund performance data and certain information about portfolio characteristics available on the Eaton Vance website shortly after the end of each month. Other information about the funds is available on the website. The funds’ net asset value per share is readily accessible on the Eaton Vance website. Portfolio holdings for the most recent month-end are also posted to the website approximately 30 days following the end of the month. This information is available at www.eatonvance.com on the fund information pages under “Closed-End Funds & Term Trusts.”

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Investment Adviser and Administrator
Eaton Vance Management
One Post Office Square
Boston, MA 02109
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016

Transfer Agent
Equiniti Trust Company, LLC (“EQ”)
P.O. Box 500
Newark, NJ 07101
Fund Offices
One Post Office Square
Boston, MA 02109

7013 7.31.26

(b) Not applicable.

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not required in this filing.

Item 6. Schedule of Investments

(a)	Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

Not applicable.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

The information is included in Item 1 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

No such purchases this period.

Item 15. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Trust’s Board of Trustees since the Trust last provided disclosure in response to this item.

Item 16. Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the registrant’s internal control over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

No activity to report for the registrant’s most recent fiscal year end.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Principal Financial Officer’s Section 302 certification.

(a)(2)(ii)	Principal Executive Officer’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipal Income 2028 Term Trust

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date:	September 24, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Principal Financial Officer

Date:	September 24, 2026

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date:	September 24, 2026